Nature of Operations and Continuance of Business	6 Months Ended
Aug. 31, 2011
Nature of Operations and Continuance of Business
1.           Nature of Operations and Continuance of Business

Santos Resource Corp. (the "Company") was incorporated in the state of Nevada on May 24, 2006.  The Company is an Exploration Stage Company.  The Company's principal business is the acquisition and exploration of mineral properties.  The Company has not presently determined whether its properties contain mineral reserves that are economically recoverable.

The accompanying financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated revenues since inception and has never paid dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, confirmation of the Company's interests in the underlying properties, and the attainment of profitable operations. As at August 31, 2011, the Company has not generated any revenues and has an accumulated loss of $285,651 since inception. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.